INCOME AND SOCIAL CONTRIBUTION TAXES - Tax Assets not recognized (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax assets which have no expiration date	R$ 907,295	R$ 300,763
Foreign subsidiaries
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax credits on capital losses for which no deferred tax asset recognised	701,413	849,200
Unrecognized tax loss carryforwards from state credits in the United States	R$ 291,979	R$ 326,966